Receipts in Advance and Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
RECEIPTS IN ADVANCE AND DEFERRED REVENUE [Abstract]
Receipts in advance	$ 18,498	$ 15,225
Deferred revenue	24,419	28,316
Total	$ 42,917	$ 43,541